Employee Benefit Plans - Schedule of Consolidated Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Plan amendments			$ (11,146)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	$ 2,234,734	$ 2,277,816
Service cost	2,336	3,292	4,505
Interest cost	68,446	79,446	75,189
Actuarial loss (gain)	138,652	48,931
Plan amendments	4,898	1,138
Curtailments	22,732
Divestitures	(55,354)
Participant contributions	204	196
Settlements	(14,579)
Special termination benefits	11,642	4,032
Benefits paid	(156,084)	(176,398)
Currency translation adjustment	(2,642)	(3,719)
Projected benefit obligation at end of year	2,254,985	2,234,734	2,277,816
Accumulated benefit obligation at end of year	2,252,126	2,229,188
Other postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	109,455	119,164
Service cost	62	227	391
Interest cost	1,559	4,039	4,393
Actuarial loss (gain)	3,472	(2,576)
Plan amendments	(99,080)
Participant contributions	252	833
Benefits paid	(8,570)	(12,232)
Projected benefit obligation at end of year	7,150	109,455	$ 119,164
Accumulated benefit obligation at end of year	$ 7,150	$ 109,455
Assumptions used to determine benefit obligations at end of year
Discount rate	3.00%	3.77%
Minimum [Member] | Pension Plan [Member]
Assumptions used to determine benefit obligations at end of year
Discount rate	2.47%	2.54%
Rate of compensation increase	3.50%	3.50%	3.50%
Maximum [Member] | Pension Plan [Member]
Assumptions used to determine benefit obligations at end of year
Discount rate	3.32%	3.88%
Rate of compensation increase	4.50%	4.50%	4.50%